Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
	June 30, 2020	December 31, 2019
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	$11,356	$16,685
Restricted cash	—	1,424
Total cash and cash equivalents and restricted cash	$11,356	$18,109